Document and Entity Information	12 Months Ended
Feb. 29, 2012
Document And Entity Information
Entity Registrant Name	LINUX GOLD CORP
Entity Central Index Key	0001088158
Document Type	20-F
Document Period End Date	Feb 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--02-12
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	99,593,825
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (CAD)	Feb. 29, 2012	Feb. 28, 2011
Current
Cash and cash equivalents	7	2,210
Goods and services tax receivable	3,738	5,300
Marketable securities (Note 3)	28,104	102,255
Prepaid expenses and deposits	3,615	3,738
Total Current Assets	35,464	113,503
Property and equipment (Note 4)	4,098	5,326
Total Assets	39,562	118,829
Current
Bank overdraft	1,344
Accounts payable (Note 6)	143,325	134,758
Accrued liabilities	19,000	19,500
Due to related parties (Note 7)	396,112	306,376
Derivative liabilities (Note 13)	29,637	138,465
Total Liabilities	589,418	599,099
Stockholders’ deficit
Capital stock (Note 9) Authorized 200,000,000 common shares without par value ,Issued and outstanding 29 February 2012 –99,593,825 common shares 28 February 2011–97,893,825 common shares	13,629,952	13,573,641
Donated capital	534,510	478,566
Deficit, accumulated from prior operations	(7,524,145)	(7,524,145)
Deficit, accumulated during the exploration stage	(7,190,173)	(7,008,332)
Total Stockholders' deficit	(549,856)	(480,270)
Total Liabilities and Stockholders' Deficit	39,562	118,829

Consolidated Balance Sheets (Parenthetical) (USD $)	Feb. 29, 2012	Feb. 28, 2011
Statement of Financial Position [Abstract]
Capital Stock, par Value
Capital stock, shares authorized	200,000,000	200,000,000
Capital stock, shares issued	99,593,825	97,893,825
Capital stock, shares outstanding	99,593,825	97,893,825

Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended						108 Months Ended
	Feb. 29, 2012 USD ($)	Feb. 29, 2012 CAD	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CAD	Feb. 28, 2010 USD ($)	Feb. 28, 2010 CAD	Feb. 29, 2012 CAD
General and administrative expenses
Amortization of debt issue costs							205,242
Amortization of property and equipment		1,228		1,621		2,151	31,896
Bad debt expense							84,952
Consulting and subcontracts		105,188		137,398		137,281	1,797,668
Filing and regulatory fees		12,448		13,261		18,841	184,523
Foreign exchange loss (gain)		2,031		(2,938)		(26,010)	(36,439)
Imputed interest (Note 7)		55,944		55,536		39,069	329,010
Interest expense							2,302,583
Management fees (Note 8)		30,000		30,000		30,000	274,750
Mineral property exploration and development costs (Note 5)		50,110		54,276		50,975	1,970,448
Recovery of exploration costs (Note 5)		(75,000)					(75,000)
Office, rent and telephone		35,673		38,759		39,167	771,274
Professional fees		29,948		34,456		37,323	478,891
Travel and promotion		15,118		23,570		77,825	996,214
Net loss before other items		(262,688)		(385,939)		(406,622)	(9,316,012)
Other items
Realized gain (loss) on sale of marketable security		(37,810)		(1,306)		57,452	18,336
Realized (loss) on reallocation from Accumulated Other Comprehensive Loss				(30,900)		(60,403)	(91,303)
Impairment on available-for-sale investments		(20,919)		(57,837)			(78,756)
Fair value adjustment of derivative liabilities		139,576		439,388		343,588	1,946,686
Mineral property acquisition costs written off							126,417
Accounts payable written off							(46,281)
Income from discontinued operations							369,213
Interest income							41,799
Net loss for the period		(181,841)		(36,594)		(65,985)	(7,190,173)
Basic and diluted net loss per share	$ 0		$ 0		$ 0
Weighted average number of common shares used in per share calculations	98,061,038	98,061,038	94,040,367	94,040,367	89,464,012	89,464,012
Net loss for the period		(181,841)		(36,594)		(65,985)	(7,190,173)
Loss realized on investments disposal transferred to earning				30,900		60,403	91,303
Unrealized holding gain (loss) on available-for-sale investments				45,787		130,910	(91,303)
Comprehensive income (loss)		(181,841)		40,093		125,328	(7,190,173)
Comprehensive loss per share	$ 0		$ 0		$ 0

Consolidated Statements of Cash Flow (CAD)	12 Months Ended			108 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Feb. 29, 2012
Cash flows used in operating activities
Net loss for the period	(181,841)	(36,594)	(65,985)	(7,190,173)
Adjustments to reconcile loss to net cash used by operating activities
Amortization of debt issue costs				205,242
Amortization of property and equipment	1,228	1,621	2,151	31,896
Receipt of marketable securities for property				(16,000)
Accretion of discount on convertible debt				2,291,794
Bad debt expense				84,952
Imputed interest	55,944	55,536	39,069	329,010
Accounts payable written off				(46,281)
Mineral property acquisition costs written off				126,417
Recovery of exploration costs	(75,000)			(75,000)
Stock-based compensation	4,058	505	790	273,903
Shares issued for services				120,000
Shares issued for settlement of rent obligation				19,200
Impairment on investments	20,919	57,837		78,756
Fair value adjustment of derivative liabilities	(139,576)	(439,388)	(343,588)	(1,946,686)
Net loss on sale of marketable securities	37,810	32,206	2,951	72,967
Income from discontinued operations				(369,213)
Changes in operating assets and liabilities
Goods and Services Tax receivable	1,562	(1,378)	4,016	41,167
Prepaid expenses and deposits	123	125	149	(3,124)
Bank overdraft	1,344			1,344
Accounts payable and accrued liabilities	52,657	(40,958)	(38,159)	(116,552)
Due to related parties	120,147	37,474	102,350	413,531
Net Cash flows used in operating activities	(100,625)	(333,014)	(296,256)	(5,672,850)
Cash flows used in investing activities
Mineral interest acquisition costs				(66,417)
Disposal (purchase) of marketable securities	15,422	75,719	75,032	(83,827)
Purchase of property and equipment				(35,994)
Net Cash flows used in investing activities	15,422	75,719	75,032	(186,238)
Cash flows from financing activities
Advances from related parties				16,238
Debt issue costs				(205,242)
Proceeds from convertible debt				2,226,251
Repayment of debt				(153,400)
Proceeds from issuance of common shares	85,000	267,810	207,512	4,006,971
Share subscriptions received				52,277
Share issue costs	(2,000)	(8,487)		(95,134)
Net Cash flows from financing activities	83,000	259,323	207,512	5,847,961
Increase (decrease) in cash and cash equivalents	(2,203)	2,028	(13,712)	(11,127)
Cash and cash equivalents, beginning of period	2,210	182	13,894	11,134
Cash and cash equivalents, end of period	7	2,210	182	7

Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (CAD)	Common stock and paid-in capital	Subscriptions received, net	Donated capital	Deficit accumulated from prior operations	Deficit accumulated during the exploration stage	Accumulated other comprehensive income (Loss)	Total
Balance at Feb. 28, 2003	6,804,412		205,500	(7,524,145)			(514,233)
Balance , shares at Feb. 28, 2003	57,458,413
Common stock issued for mineral property	17,500						17,500
Common stock issued for mineral property, shares	175,000
Common stock issued for services	100,000						100,000
Common stock issued for services, shares	1,000,000
Common stock issued for settlement of rent obligation	19,200						19,200
Common stock issued for settlement of rent obligation, shares	200,000
Options exercised	19,812						19,812
Options exercised, shares	150,000
Warrants exercised	280,922						280,922
Warrants exercised, shares	1,300,000
Imputed interest			22,960				22,960
Marketable securities adjustment						44,000	44,000
Net loss for the year					(3,738)		(3,738)
Balance at Feb. 29, 2004	7,241,846		228,460	(7,524,145)	(3,738)	44,000	(13,577)
Balance , shares at Feb. 29, 2004	60,283,413
Common stock issued for mineral property	45,384						45,384
Common stock issued for mineral property, shares	125,000
Common stock issued for cash	860,089						860,089
Common stock issued for cash, shares	4,205,610
Options exercised	10,606						10,606
Options exercised, shares	87,500
Warrants exercised	37,500						37,500
Warrants exercised, shares	250,000
Imputed interest			35,013				35,013
Stock-based compensation	82,000						82,000
Marketable securities adjustment						(54,000)	(54,000)
Net loss for the year					(748,369)		(748,369)
Balance at Feb. 28, 2005	8,277,425		263,473	(7,524,145)	(752,107)	(10,000)	254,646
Balance , shares at Feb. 28, 2005	64,951,523
Common stock issued for mineral property	20,500						20,500
Common stock issued for mineral property, shares	50,000
Common stock issued for cash	715,127						715,127
Common stock issued for cash, shares	3,100,000
Options exercised	10,838						10,838
Options exercised, shares	93,750
Warrants exercised	21,825						21,825
Warrants exercised, shares	92,500
Share issue costs	(42,571)						(42,571)
Imputed interest			31,722				31,722
Stock-based compensation	2,280						2,280
Marketable securities adjustment						2,000	2,000
Net loss for the year					(810,105)		(810,105)
Balance at Feb. 28, 2006	9,005,424		295,195	(7,524,145)	(1,562,212)	(8,000)	206,262
Balance , shares at Feb. 28, 2006	68,287,773
Subscriptions received		52,277					52,277
Common stock issued for debt/redemption	644,749						644,749
Common stock issued for debt, shares	2,586,076
Options exercised	75,670						75,670
Options exercised, shares	323,750
Warrants exercised	15,329	(14,600)					729
Warrants exercised, shares	52,500
Share issue costs	(2,613)						(2,613)
Imputed interest			53,657				53,657
Intrinsic value of beneficial conversion feature of convertible debentures	963,670						963,370
Fair value of warrants issued with convertible debentures	1,262,580						1,262,580
Stock-based compensation	109,228						109,228
Marketable securities adjustment						(130,000)	(130,000)
Net loss for the year					(3,571,183)		(3,571,183)
Balance at Feb. 28, 2007	12,074,037	37,677	348,852	(754,145)	(5,133,395)	(138,000)	(334,974)
Balance , shares at Feb. 28, 2007	71,250,099
Common stock issued for cash	615,195	(52,277)					562,918
Common stock issued for cash, shares	2,825,000
Subscriptions received		40,062					40,062
Common stock issued for debt/redemption	1,493,911						1,493,911
Common stock issued for debt, shares	8,378,226
Options exercised	24,020						24,020
Options exercised, shares	212,500
Warrants exercised	94,501	14,600					109,101
Warrants exercised, shares	430,000
Share issue costs	(4,003)						(4,003)
Imputed interest			8,966				8,966
Stock-based compensation	75,042						75,042
Marketable securities adjustment						78,000	78,000
Net loss for the year					(2,260,291)		(2,260,291)
Balance at Feb. 29, 2008	14,372,703	40,062	357,818	(7,524,145)	(7,393,686)	(60,000)	(207,248)
Balance , shares at Feb. 29, 2008	83,095,825
Common stock issued for cash	507,867	(40,062)					467,805
Common stock issued for cash, shares	4,555,000
Share issue costs	(35,459)						(35,459)
Imputed interest			26,143				26,143
Fair value of warrants issued with convertible debentures	205,975						205,975
Unrealized holding loss on available-for-sale investment						(208,000)	(208,000)
Net loss for the year					(536,201)		(536,201)
Balance at Feb. 28, 2009	15,051,086		383,961	(7,524,145)	(7,929,887)	(268,000)	(286,985)
Balance , shares at Feb. 28, 2009	87,650,825
Common stock issued for services, shares
Cumulative effect related to the adoption of ASC 815-40	(1,568,889)				1,024,134		(544,755)
Common stock issued for cash	85,277						85,277
Common stock issued for cash, shares	5,000,000
Transfer derivative liabilities for warrants issued and extended in the year	(283,191)						(283,191)
Imputed interest			39,069				39,069
Fair value of warrants issued with convertible debentures	122,235						122,235
Stock-based compensation	790						790
Realized loss reallocated on disposal of investments						60,403	60,403
Marketable securities adjustment						130,910	130,910
Net loss for the year					(65,985)		(65,985)
Balance at Feb. 28, 2010	13,407,308		423,030	(7,524,145)	(6,971,738)	(76,687)	(742,232)
Balance , shares at Feb. 28, 2010	96,250,825
Common stock issued for services, shares
Common stock issued for cash	165,828						165,828
Common stock issued for cash, shares	5,243,000
Transfer derivative liabilities for warrants issued and extended in the year	(93,495)						(93,495)
Imputed interest			55,536				55,536
Fair value of warrants issued with convertible debentures	93,495						93,495
Stock-based compensation	505						505
Realized loss reallocated on disposal of investments						30,900	30,900
Marketable securities adjustment						45,787	45,787
Net loss for the year					(36,594)		(36,594)
Balance at Feb. 28, 2011	13,573,641		478,566	(7,524,145)	(7,008,332)		(480,270)
Balance , shares at Feb. 28, 2011	97,893,825						97,893,825
Common stock issued for services, shares
Common stock issued for cash	52,235						52,253
Common stock issued for cash, shares	1,700,000
Transfer derivative liabilities for warrants issued and extended in the year	(30,747)						(30,747)
Imputed interest			55,944				55,944
Fair value of warrants issued with convertible debentures	30,747						30,747
Stock-based compensation	4,058						4,058
Realized loss reallocated on disposal of investments
Net loss for the year					(181,841)		(181,841)
Balance at Feb. 29, 2012	13,692,952		534,510	(7,524,145)	(7,190,173)		(549,856)
Balance , shares at Feb. 29, 2012	99,593,825						99,593,825

Nature and Continuance of Operations	12 Months Ended
Feb. 29, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature and Continuance of Operations

1.	Nature and Continuance of Operations

Linux Gold Corp. (the “Company”) was incorporated on 27 February 1979 in Canada under the British Columbia Company Act and was extra-provincially registered in the Province of Alberta on 12 October 1995. The Company’s stock trades on the Over the Counter Bulletin Board in the United States under the symbol “LNXGF”.

On 20 February 2003, the shareholders approved a change of name to Linux Gold Corp. and increased the authorized share capital to 200,000,000 common shares without par value. The Company had been previously pursuing various business opportunities and, effective 1 March 2003, the Company changed its principal operations to mineral exploration. Accordingly, as of 1 March 2003, the Company is considered to be an exploration stage company.

The Company’s consolidated financial statements as at February 29, 2012 and for the year then ended have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has a net loss of $181,841 for the year ended February 29, 2012 (2011 – net loss $36,594) and has a working capital deficit of $553,954 at February 29, 2012 (February 28, 2011 – $485,596).

Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. Management believes that the Company’s capital resources should be adequate to continue operating and maintaining its business strategy. However, if the Company is unable to raise additional capital in the near future, due to the Company’s liquidity problems, management expects that the Company will need to curtail operations, liquidate assets, seek additional capital on less favorable terms and/or pursue other remedial measures. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

At February 29, 2012, the Company has suffered losses from exploration stage activities to date. Although management is currently seeking additional sources of equity or debt financing, there is no assurance these activities will be successful. These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Significant Accounting Policies	12 Months Ended
Feb. 29, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

2.	Significant Accounting Policies

Basis of accounting

These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are presented in Canadian dollars. The accompanying financial statements have been prepared in accordance with the FASB ASC 915 "Development-Stage Entities". A development-stage enterprise is one in which planned principle operations have not commenced or if its operations have commenced, there has been no significant revenue there from. Development-stage companies report cumulative loss from the inception of its development stage activities.

Principles of consolidation

These consolidated financial statements include the accounts of the Company and its inactive wholly-owned subsidiary LinuxWizardry Inc., a United States corporation. All significant inter-company balances and transactions have been eliminated.

Foreign currency translation

The Company’s functional and reporting currency is the Canadian dollar. The consolidated financial statements of the Company are translated to Canadian dollars in accordance with FASB ASC 830 “Foreign Currency Matters”. Foreign currency transactions are primarily undertaken in U.S. dollars. Monetary assets and liabilities denominated in U.S. dollars are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States necessarily requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates include the determination of rates for amortization, the impairment of marketable securities, fair value of imputed interest and the assumptions used in computing the fair value of stock-based compensation and warrants. Actual results could differ from those estimates.

Basic and diluted net loss per share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

Stock-based compensation

The Company records stock-based compensation in accordance with FASB ASC 718 “Compensation – Stock Compensation” which establishes accounting for stock-based payment transactions for employee services and goods and services received from non-employees.

The Company uses the fair-value based method to account for all stock-based payments to employees and non-employees granted by measuring the compensation cost of the stock-based payments using the Black-Scholes option-pricing model. Stock options which vest immediately are recorded at the date of grant. Stock options that vest over time are recorded over the vesting period using the straight line method. Stock options issued to outside consultants that vest over time are valued at the grant date and subsequently re-valued on each vesting date. The fair value of the stock-based compensation is recorded as a charge to net earnings based on the vesting period with a credit to contributed surplus. Upon exercise of the stock options, consideration paid by the option holder, together with the amount previously recognized in contributed surplus, is recorded as an increase to share capital. In calculating compensation to be recognized for employees, it is required to estimate forfeitures while, in general, estimated forfeitures for non-employees equal to the entire term of options.

Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the time of issuance to be cash equivalents.

Marketable securities

The Company reports investments in debt and marketable equity securities at fair value based on quoted market prices or, if quoted prices are not available, discounted expected cash flows using market rates commensurate with credit quality and maturity of the investment. All investment securities are designated as available-for-sale with unrealized gains and losses included in stockholders’ equity. Unrealized losses that are other than temporary are recognized in earnings. Realized gains and losses are accounted for on the specific identification method.

Mineral exploration expenditures

The Company is primarily engaged in the acquisition, exploration and development of mineral properties.

Mineral property acquisition costs are capitalized when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and budgeted exploration and development expenditures. Mineral property acquisition costs are expensed as incurred if the criteria for capitalization are not met. In the event that mineral property acquisition costs are paid with Company shares, those shares are recorded at the estimated fair value at the time the shares are due in accordance with the terms of the property agreements.

Mineral exploration expenditures (continued)

Mineral property exploration costs are expensed as incurred.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and pre feasibility, the costs incurred to develop such property are capitalized.

Estimated future removal and site restoration costs, when determinable are provided over the life of proven reserves on a units-of-production basis. Costs, which include production equipment removal and environmental remediation, are estimated each period by management based on current regulations, actual expenses incurred, and technology and industry standards. Any charge is included in exploration expense or the provision for depletion and depreciation during the period and the actual restoration expenditures are charged to the accumulated provision amounts as incurred.

As of the date of these consolidated financial statements, the Company has incurred only exploration costs which have been expensed.

To date the Company has not established any proven or probable reserves on its mineral properties.

Asset retirement obligation

The basis of this policy is the recognition of a legal liability for obligations related to the retirement of property, plant and equipment and obligations arising from the acquisition, construction, development or normal operations of those assets. Such asset retirement costs must be recognized at fair value when a reasonable estimate of fair value can be estimated, and accretion expense is recognized over time as the discounted fair value is accreted to the expected settlement value. A corresponding increase to the carrying amount of the related asset, when one is identifiable, is recorded and amortized over the life of the asset. Where a related future value is not easily identifiable with a liability, the change in fair value over the course of the year is expensed. The amount of the liability is subject to re-measurement at each reporting period. The estimates are based principally on legal and regulatory requirements.

It is possible that the Company’s estimates of its ultimate reclamation and closure liabilities could change as a result of changes in regulations, changes in the extent of environmental remediation required, changes in the means of reclamation, or changes in cost estimates. Changes in estimates are accounting for prospectively commencing in the period the estimate is revised. To date, the Company has not recognized any asset retirement obligations as a reasonable estimate cannot be made at this time.

Long-lived assets

Long-lived assets, including property and equipment and the carrying value of intangible assets are reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Property and equipment

Property and equipment consists of office furniture and vehicle, which are recorded at cost. Office furniture is amortized on a declining-balance basis at 20% per annum and the vehicle is amortized on a declining-balance basis at 30% per annum.

Financial instruments

Fair Value

The carrying values of the Company’s financial instruments, consisting of cash and cash equivalents, marketable securities, amounts due to related parties and accounts payable approximate their fair values because of the short-term maturity of these financial instruments.

Interest Rate Risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary assets and liabilities.

Credit Risk

The Company’s financial asset that is exposed to credit risk consists primarily of cash. To manage the risk, cash is placed with major financial institutions.

Currency Risk

The Company’s functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in U.S. dollars. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Fair value measurement

The Company adopted FASB ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

- Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

- Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instrument.

- Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

All of the Company’s financial instruments measured at fair value are applied using Level 1 inputs.

Income taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10. FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Comprehensive loss

FASB ASC 220, “Comprehensive Income”, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at 29 February 2012 and 28 February 2011, the Company’s only component of other comprehensive loss was unrealized holding gains and losses on available-for-sale securities.

Comparative figures

The comparative figures have been reclassified where necessary to conform with the current year’s presentation.

Recent accounting pronouncements

In June 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (‘‘ASU 2011-04’’), which amends the current GAAP fair value measurement and disclosure guidance, to converge GAAP and International Financial Reporting Standards (“IFRS”) requirements for measuring amounts at fair value as well as disclosures about these measurements. Many of the amendments clarify existing concepts and are not expected to result in significant changes to how companies apply the fair value principles. This authoritative guidance is effective for interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact that the adoption of this authoritative guidance will have on its consolidated financial statements.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles— Goodwill and Other (Topic 350), Testing Goodwill for Impairment, which permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, it is required to perform the first step of the two-step impairment test, which may then lead an entity to performing the second step as well. Entities have the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the first step of the two-step impairment test. This authoritative guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company is currently evaluating the impact that the adoption of this authoritative guidance will have on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities (‘‘ASU 2011-11’’), which requires that an entity disclose both gross and net information about instruments and transactions that are either eligible for offset in the balance sheet or subject to an agreement similar to a master netting agreement, including derivative instruments. ASU 2011-11 was issued in order to facilitate comparisons between GAAP and IFRS financial statements by requiring enhanced disclosures, but does not change existing GAAP that permits balance sheet offsetting. This authoritative guidance is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Company is currently evaluating the impact that the adoption of this authoritative guidance will have on its consolidated financial statements.

Marketable Securities	12 Months Ended
Feb. 29, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

3.	Marketable Securities

	February 29, 2012		February 28, 2011
	Cost	Fair value	Cost	Fair value
	$	$	$	$

401,500 (28 February 2011 – 601,500) common shares of Teryl Resources Corp.	106,861	28,104	160,092	102,255

During the year ended February 29, 2012 a total of 200,000 (2011 – 405,500) shares of Teryl Resources Corp. were sold for total proceeds of $15,421 (2011 - $75,720) with total cost of $53,261 (2011 - $107,925).

Property and Equipment	12 Months Ended
Feb. 29, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment

4.	Property and Equipment

			Net book value
	Cost	Accumulated Amortization	February 29, 2012	February 28, 2011
	$	$	$	$

Office furniture	11,194	8,233	2,961	3,701
Vehicle	15,531	14,394	1,137	1,625

	26,725	22,627	4,098	4,712

During the year ended February 29, 2012, total additions to property, plant and equipment were $nil (2011 - $nil).

Mineral Properties	12 Months Ended
Feb. 29, 2012
Mineral Industries Disclosures [Abstract]
Mineral Properties

5.	Mineral Properties

Alaska Mineral Properties

Dime Creek Property

The Company has a total of 12 mining claims in Dime Creek, which are located near Nome in the State of Alaska.

Livengood Property

The Company has a total of 13 mining claims located in the Livengood-Tolovana Mining District, Alaska, USA, known as the Livengood Claims.

Fish Creek Property

The Company has a 50% joint lease interest in 30 claims located in the Fairbanks Mining Division, Alaska, USA, known as the Fish Creek Claims. During fiscal 2003, the Company optioned its 50% interest in the lease to Teryl Resources Corp. (“Teryl”), a related company (Note 8). Under the terms of the agreement, Teryl issued 200,000 common shares to the Company at a fair value of $80,000 and must expend $500,000 over three years.

The Company retained a 5% net royalty interest, until US$2,000,000 has been received, and may convert into a 25% working interest. The Company entered into an amending agreement with Teryl to extend the term of the original agreement until 7 March 2007, in which Teryl issued 100,000 common shares to the Company, and also agreed to expend a minimum of US$500,000 within two years from the date of that amending agreement. All other terms of the original agreement remain the same. During March, 2011, the Company entered into a further agreement with Teryl to extend the term of the original agreement until 5 March 2012. On December 1, 2011 the Company and Teryl further amended the agreement to include the following terms:

–	Teryl applies $75,000 owed by the Company to Teryl towards the above stated minimum exploration budget of US$500,000;

–	Teryl has an option to pay the expenditures for the Fish Creek property in cash in lieu of the exploration costs to the Company; and

–	The term of the agreement is extended to March 5, 2013.

Teryl exercised its option to pay the expenditures in cash in lieu of the exploration costs to the Company. As a result, $75,000 advanced to the Company by Teryl was applied as a recovery of exploration costs for the year ended February 29, 2012.

Trout Claims

On January 27, 2010 the Company entered into a mining agreement with the 100% owner (the “Owner”) of eleven mining claims named Trout Claims located in the Fairbanks Recording District, Alaska, for an option to execute a five year lease. In accordance with the mining agreement, upon payment of US$7,500 (paid) to the Owner the Company obtained the option to execute the five year lease. The terms of the lease option are as follows:

–	Initial non-refundable payment of US$1,500 at signing of the lease agreement (paid);

–	Annual work commitment of US$10,000 (paid for 2011);

–	Consideration to the Owner on August 1 of each of the five calendar years:

●	2011: Cash payment of US$5,000 (paid)

●	2012: Cash payment of US$10,000 ($5,000 paid)

●	2013: Cash payment of US$15,000 and issuance of 10,000 common shares of the Company

●	2014: Cash payment of US$15,000 and issuance of 50,000 common shares of the Company

●	2015: Cash payment of US$500,000 and issuance of the Company’s common shares valued at US$500,000 to a maximum of one million shares and granting of 4% Net Smelter Return to the Owner in exchange for 100% ownership in Trout Claims

Coho Claims

On January 27, 2010 the Company entered into a mining agreement with the 100% owner (the “Owner”) of ten mining claims named Coho Claims located in the Fairbanks Recording District, Alaska, for an option to execute a five year lease. In accordance with the mining agreement, upon payment of US$7,500 (paid) to the Owner the Company obtained the option to execute the five year lease. The terms of the lease option are as follows:

–	Initial non-refundable payment of US$1,500 at signing of the lease agreement (paid);

–	Annual work commitment of US$10,000;

–	Consideration to the Owner on August 1 of each of the five years:

●	2011: Cash payment of US$5,000 (not paid)

●	2012: Cash payment of US$10,000

●	2013: Cash payment of US$15,000 and issuance of 10,000 common shares of the Company

●	2014: Cash payment of US$15,000 and issuance of 50,000 common shares of the Company

●	2015: Cash payment of US$500,000 and issuance of the Company’s common shares valued at US$500,000 to a maximum of one million shares and granting of 4% Net Smelter Return to the Owner in exchange for 100% ownership in Coho Claims

As at February 29, 2012, Coho Claims lease option was no longer in effect.

The following is a summary of mineral property expenditures related to the Alaska Mineral Properties for the years ended February 29, 2012 and February 28, 2011:

	For the Year Ended February 29, 2012	For the Year Ended February 28, 2011
	$	$
Exploration and development costs
Assaying	26,853	16,046
Field supplies and other	-	-
Geological consulting	1,680	3,041
Staking and recording fees	21,577	35,189

	50,110	54,276

Recovery of exploration costs	75,000	-

Accounts Payable	12 Months Ended
Feb. 29, 2012
Payables and Accruals [Abstract]
Accounts Payable
6.	Accounts Payable
Accounts payable are non-interest bearing, unsecured and have settlement dates within one year.

Due to Related Parties	12 Months Ended
Feb. 29, 2012
Due to Related Parties [Abstract]
Due to Related Parties

7.	Due to Related Parties

Amounts due to related parties are unsecured, non-interest bearing and have no fixed terms of repayment. During the year ended February 29, 2012, imputed interest at 15%, totalling $55,944 (2011 - $55,536) was charged to operations and treated as donated capital (Note 11). As at February 29, 2012, amounts due to related parties consist of advances or repayments to the President, Chief Executive Officer (“CEO”) and shareholder of the Company and/or companies controlled by the President, CEO and shareholder of the Company.

	February 28, 2011	Advances (Repayment)	February 29, 2012
	$	$	$

Reg Technologies Inc.	-	1,317	1,317
Minewest Silver and Gold Inc.	-	1,189	1,189
JGR Petroleum, Inc.	116,977	-	116,977
John Robertson	10,290	17,820	28,110
KLR Petroleum Ltd.	22,713	106,839	129,552
SMR Investments Ltd.	81,450	30,000	111,450
Teryl Resources Corp.*	74,946	(67,429)	7,517

	306,376	89,736	396,112

* During March, 2012 Teryl Resources Corp. and the Company agreed to apply the balance owed by the Company of $7,517 towards the minimum exploration budget of $500,000 specified by the Fish Creek Option Agreement (Note 5).

Related Party Transactions	12 Months Ended
Feb. 29, 2012
Related Party Transactions [Abstract]
Related Party Transactions

8.	Related Party Transactions

Pursuant to a management services agreement, during the year ended February 28, 2012 the Company paid or accrued management fees of $30,000 (2011 - $30,000) to a company of which the President of the Company is a director. At February 28, 2012, the Company had an outstanding balance of $111,450 (2010 - $81,450) owed to this related party.

During the year ended February 29, 2012, the Company paid or accrued investor relations fees of $nil (2011 - $2,500) to a company related to the Company by way of a common director.

During the year ended February 29, 2012, the Company paid consulting fees of $13,666 (2011 - $15,190) to a company where the President of the Company is a director.

The Company had certain mineral property transactions and a joint venture agreement with related parties (Note 5).

Related party transactions incurred during the normal course of the Company’s operations and are measured at the exchange amount, which is the amount agreed between the related parties.

Capital Stock	12 Months Ended
Feb. 29, 2012
Stockholders' Equity Note [Abstract]
Capital Stock

9.	Capital Stock

Authorized

The Company’s authorized capital is 200,000,000 common shares without par value.

Issued and outstanding

The total issued and outstanding capital stock is 99,593,825 common shares without par value.

Issued and outstanding (continued)

On November 9, 2010 the Company issued 2,473,000 units pursuant to a private placement at a price of US$0.05 per unit for gross proceeds of $126,377 (US$123,650). Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.075 per share for a one year term expiring from date of closing. The Company allocated $84,480 to the common shares and $41,897 to the share purchase warrants based on the relative fair values.

On December 6, 2010 the Company issued 2,770,000 units pursuant to a private placement at a price of US$0.05 per unit for gross proceeds of $141,433 (US$138,500). Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.075 per share for a one year term expiring from the date of closing. The Company allocated $89,835 to the common shares and $51,598 to the share purchase warrants based on the relative fair values.

On January 24, 2012 the Company issued 1,700,000 units pursuant to a private placement at a price of US$0.05 per unit for gross proceeds of $85,000 (US$85,000). Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.10 per share for a one year term expiring from the date of closing. The Company allocated $54,253 to the common shares and $30,747 to the share purchase warrants based on the relative fair values.

Warrants

The following share purchase warrants were outstanding at February 29, 2012:

Expiry date	Exercise price	Number of warrants	Remaining contractual life
	US$		(years)

January 24, 2013	0.10	1,700,000	0.90
		1,700,000	0.90

The following is a summary of the Company’s warrant activities during the year ended February 29, 2012:

	Number of warrants	Weighted average exercise price
		US$

Outstanding and exercisable at February 28, 2011	22,643,000	0.16
Issued	1,700,000	0.10
Expired	(22,643,000)	0.16

Outstanding and exercisable at February 29, 2012	1,700,000	0.10

The weighted average fair value of warrants issued during the year ended February 29, 2012 was $0.017 (2011 - 0.018) per warrant. The fair value of each warrant granted was determined using the Black-Scholes warrant pricing model using the following weighted average assumptions: risk free interest rate of 0.99% (2011 - 1.27%-1.31%), expected life of 1 year (2011 – 1 year), annualized volatility of 226% (2011 - 149%-154%) and expected dividend of 0% (2011 – 0%).

Stock Options

The Company has a stock option plan to issue up to 10% of the issued common shares to certain directors and employees. All options granted under the plan vest upon date of grant and are subject to the following exercise schedule:

i)	Up to 25% of the options may be exercised at any time during the term of the option (the “First Exercise”);

ii)	The second 25% of the options may be exercised at any time after 90 days from the date of the First Exercise (the “Second Exercise”);

iii)	The third 25% of the options may be exercised at any time after 90 days from the date of the Second Exercise (the “Third Exercise”); and

iv)	The fourth and final 25% of the options may be exercised at any time after 90 days from the date of the Third Exercise.

On April 19, 2010 the Company granted to a consultant of the Company 50,000 stock options exercisable into the Company’s common shares at a price of $0.10 per share for five years expiring April 19, 2015.

On April 14, 2011 the Company granted to two directors and an officer of the Company a total of 400,000 stock options exercisable into the Company’s common shares at a price of $0.10 per share for five years expiring April 14, 2016.

During the year ended February 29, 2012, the Company recorded stock-based compensation of $4,508 (2011 - $505) for options vested.

The following stock options were outstanding and exercisable at February 29, 2012:

Expiry date	Exercise price US$	Number of options outstanding	Number of options exercisable	Remaining contractual life (years)
November 7, 2012	0.31	25,000	6,250	0.69
February 21, 2013	0.10	1,525,000	381,250	0.98
April 22, 2014	0.10	75,000	18,750	2.15
April 19, 2015	0.10	50,000	12,500	3.14
April 14, 2016	0.10	400,000	100,000	4.13
		2,075,000	518,750	1.68

Stock Options (continued)

The following is a summary of the Company’s stock option activities during the year ended February 29, 2012:

	Number of options	Weighted average exercise price
		US$

Outstanding at February 28, 2011	3,300,000	0.22
Granted	400,000	0.10
Expired/forfeited	(1,625,000)	0.34

Outstanding at February 29, 2012	2,075,000	0.10

Exercisable at February 29, 2012	518,750	0.10

Weighted average fair value of stock options granted during the period		0.10

The fair value of each option granted was estimated on the date of the grant or modification using the Black-Scholes pricing model with the following assumptions:

	For the Year ended February 29, 2012	For the Year ended February 28, 2011

Risk free interest rate	2.84%	3.02%
Expected life	5 years	5 years
Annualized volatility	138.96%	126.59%
Expected dividends	-	-

Option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s stock options.

Commitments	12 Months Ended
Feb. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments

10.	Commitments

On September 17, 2009 the Company entered into an office rent agreement for the duration of November 1, 2009 to October 31, 2010 at monthly rate of $3,355. The Company shares the office space and rent fees equally with two related parties. The agreement is renewed for one year at $3,690 per month for the duration of November 1, 2010 to October 31, 2011, which is on November 1, 2011 further extended to October 31, 2012 at $1,970 per month.

Supplemental Disclosures With Respect to Cash Flows	12 Months Ended
Feb. 29, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures With Respect to Cash Flows

11.	Supplemental Disclosures With Respect to Cash Flows

	Cumulative from inception of exploration stage on March 1, 2003 to February 29, 2012	For the Year ended February 29, 2012	For the Year ended February 28, 2011
	$	$	$

Cash paid during the period for interest	-	-	-
Cash paid during the period for income taxes	-	-	-

During the year ended February 29, 2012, imputed interest at 15% per annum totalling $55,944 (2011 - $55,536) on amounts due to related parties was charged to operations and treated as donated capital (Note 7).

Income Taxes	12 Months Ended
Feb. 29, 2012
Income Tax Disclosure [Abstract]
Income Taxes

12.	Income Taxes

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before income taxes. These differences result from the following items:

	2012 $	2011 $

Loss before income taxes	(181,841)	(36,594)
Canadian federal and provincial income tax rates	26%	28%

Income tax recovery based on the above rates	(47,278)	(10,246)

Increase due to:
Non-deductible and deductible items	(163,815)	21,198
Expiry of non-capital losses	-	86,857
Change in valuation allowance	203,854	(96,696)
Change in statutory tax rates	7,239	(1,113)

Income tax recovery	-	-

The components of future income taxes are as follows:

	2012 $	2011 $

Future income tax assets

Non-capital losses	1,129,251	758,377
Mineral property costs	520,533	687,421
Property and equipment	2,866	3,953
Marketable securities and other	18,224	17,269

Total future income tax assets	1,670,874	1,467,020
Valuation allowance	(1,670,874)	(1,467,020)

Net future income tax assets	-	-

The Company has non-capital loss carry-forwards of approximately $4,517,004 that may be available for tax purposes. The loss carry-forwards are all in respect of Canadian operations and expire as follows:

$

2015	398,612
2026	402,360
2027	1,036,715
2028	417,682
2029	472,218
2030	392,771
2031	1,151,052
2032	245,594

4,517,004

Additionally, the Company has approximately $2,082,133 of development expenses and exploration expenditures as at February 29, 2012 which, under certain circumstances, may be utilized to reduce taxable income of future years. The Company also has approximately $37,810 of capital losses that may be carried forward and applied against future capital gains. The potential income tax benefits of these losses have been offset by a full valuation allowance.

Derivative Liabilities	12 Months Ended
Feb. 29, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

13.	Derivative Liabilities

Derivate liabilities consist of warrants that were originally issued in private placements that have exercise prices denominated in United States dollars, which differs from the Company’s functional currency (Canadian dollars) (Note 9 and 15). The fair value of these warrants as at February 29, 2012 is $29,637 (2011 - $138,465). The fair value of warrants as at February 29, 2012 was determined using the Black-Scholes warrant pricing model using the following weighted average assumptions: risk free interest rate of 1.12% (2011 – 1.00%-1.27%), expected life of 0.90 (2011 – 0.19 year-0.77 year), volatility of 245.12% (2011 – 167.66%) and expected dividend of 0% (2011 – 0%).

Subsequent Events	12 Months Ended
Feb. 29, 2012
Subsequent Events [Abstract]
Subsequent Events

14.	Subsequent Events

During March, 2012 Teryl Resources Corp. and the Company agreed to apply the balance owed by the Company of $7,517 towards the minimum exploration budget of $500,000 specified by the Fish Creek Option Agreement (Note 5 and 7). During June, 2012 Teryl Resources Corp. paid cash of $30,000 to the Company towards the minimum exploration budget of $500,000 specified by the Fish Creek Option Agreement (Note 5).

The Company has evaluated subsequent events through the date of these consolidated financial statements were issued in accordance with FASB ASC 855.

Restatement	12 Months Ended
Feb. 29, 2012
Accounting Changes and Error Corrections [Abstract]
Restatement

15.	Restatement

The consolidated financial statements for the year ended February 28, 2010 have been restated to account for the accounting for warrants that were issued in connection with a previous private placement. The exercise price of these warrants is denominated in United States dollars, which differs from the Company’s functional currency (Canadian dollars) and therefore these warrants cannot be considered to be indexed to the Company’s own stock. Accordingly the fair value of the warrants must be accounted for as a derivative liability with changes in fair value recorded in the consolidated statement of operations.

The effect of the resulting adjustments on the company’s consolidated financial statements for the year ended February 28, 2010 is as follows:

	As previously reported	Adjustment	As Restated
Consolidated Balance Sheet as at February 28, 2010
Current derivative liabilities	$-	$8,939	$8,939
Non-current derivative liabilities	-	475,419	475,419
Capital stock	15,259,388	(1,852,080)	13,407,308
Deficit, accumulated during the exploration stage	(8,339,460)	1,367,722	(6,971,738)

Consolidated Statement of Operations and Comprehensive Loss for the year end February 28, 2010
Fair value adjustment of derivative liabilities	-	(343,588)	(343,588)
Net loss	(409,573)	343,588	(65,985)
Loss per share	(0.01)	0.01	(0.00)

The fair value adjustment on derivative liabilities has no effect on the Company’s consolidated statement of cash flows for the year end February 28, 2010.